Note 16 - Income taxes:	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
16.   Income taxes

The amount of liability for unrecognized tax benefits under U.S. GAAP as of December 31, 2011 is nil.

The Company recognizes interest and penalties related to income taxes in interest and other income. To date, the Company has not incurred any significant interest and penalties.

The Company is subject to taxes in Canada, the United States, United Kingdom and Switzerland.  The tax years which remain subject to examination as of December 31, 2011 for Canada and Switzerland include 2003 to present, and 2008 to present, respectively.

At December 31, 2011, the Company has investment tax credits of $16,994 (2010 - $15,657) available to reduce deferred income taxes otherwise payable. The Company also has loss carryforwards of $223,538 (2010 - $163,567) available to offset future taxable income in Canada ($154,660), the United States ($44,471), Switzerland ($24,349), and United Kingdom ($58).

The investment tax credits and non-capital losses for income tax purposes expire as follows:

	Investment	Non-capital
	tax credits	losses

2012	$54	$-
2013	254	-
2014	90	-
2015	359	12,369
2016	1,064	8,048
Thereafter	15,173	203,121
	$16,994	$223,538

Significant components of the Company’s deferred tax assets and liabilities are shown below:

	2011	2010

Deferred tax assets:
Tax loss carryforwards	$55,699	$42,615
Research and development deductions and credits	13,413	12,538
Tax values of depreciable assets in excess of accounting values	4,619	10,352
Other	158	533

Total deferred tax assets	73,889	66,038

Valuation allowance	(73,889)	(66,038)

Total deferred tax assets	-	-

Deferred tax liabilities	-	-

Net tax asset	$-	$-

The reconciliation of income tax computed at statutory tax rates to income tax expense (recovery), using a 26.50% (2010 – 28.5%) statutory tax rate, is:

	2011	2010

Tax recovery at statutory income tax rates	$(7,399)	$10,117
Change in valuation allowance	7,852	(8,540)
Foreign exchange	-	(4,227)
Permanent differences and other	(580)	1,280
Tax rate differences	127	1,370
Deferred income tax recovery	$-	$-

The Company is subject to assessments by various taxation authorities which may interpret tax legislations and tax filing positions differently from the Company.  The Company provides for such differences when it is likely that a taxation authority will not sustain the Company’s filing position and the amount of the tax exposure can be reasonably estimated.  As at December 31, 2011 and 2010, no provisions have been made in the financial statements for any estimated tax liability.